Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 885,981,474
Realized losses on sales and redemptions for physical bullion	(966,565)	$ (2,391,049)
Change in unrealized gains (losses)	57,726,059	100,402,574
Balance at end of year	954,587,514	885,981,474
Recurring fair value measurement [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	885,981,474	678,629,331
Purchases	13,450,769	111,950,640
Sales	(1,604,223)	(2,610,022)
Realized losses on sales and redemptions for physical bullion	(966,565)	(2,391,049)
Change in unrealized gains (losses)	57,726,059	100,402,574
Balance at end of year	$ 954,587,514	$ 885,981,474